FINANCIAL INSTRUMENTS (Schedule ofOutstanding Forward Foreign Exchange Contracts) (Details) - Dec. 31, 2024 $ in Thousands	EUR (€)	USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Forward Foreign Exchange Contracts	€ 4,569,000	$ 3,591
Weighted Average Foreign Exchange Rate	€ 790